Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 63,184,128	$ 68,148,627
Additions	4,657,950	625,410
Cancellations	(3,734,303)	(6,578,337)
Payments of principal	(7,622,403)	(7,979,972)
Accrued interest	4,773,883	5,398,964
Interest paid	(3,646,028)	(2,030,829)
Foreign Exchange	1,738,422	5,600,265
Ending balance	$ 59,351,649	$ 63,184,128